Offerings	May 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share(2)	[1]
Offering Note
(1)
Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common shares or preferred shares as may be sold, from time to time.
(3)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares.
(4)
Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $150,000,000.
(5)
In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $150,000,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.001 per share(2)	[1]
Offering Note
(1)
Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common shares or preferred shares as may be sold, from time to time.
(3)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares.
(4)
Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $150,000,000.
(5)
In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $150,000,000.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights(3)	[2]
Offering Note
(1)
Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common shares or preferred shares as may be sold, from time to time.
(3)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares.
(4)
Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $150,000,000.
(5)
In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $150,000,000.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities	[3]
Offering Note
(1)
Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common shares or preferred shares as may be sold, from time to time.
(3)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares.
(4)
Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $150,000,000.
(5)
In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $150,000,000.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered | shares
Proposed Maximum Offering Price per Unit | shares
Maximum Aggregate Offering Price | $	$ 149,000,000	[4],[5]
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 20,576.9
Offering Note
(1)
Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common shares or preferred shares as may be sold, from time to time.
(3)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares.
(4)
Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $150,000,000.
(5)
In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $150,000,000.

Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered | shares
Proposed Maximum Offering Price per Unit | shares
Maximum Aggregate Offering Price | $	$ 1,000,000	[4],[5]
Amount of Registration Fee | $	$ 138.1
Offering Note
(1)
Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
(2)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common shares or preferred shares as may be sold, from time to time.
(3)
Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares.
(4)
Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $150,000,000.
(5)
In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $150,000,000.

[1]	Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common shares or preferred shares as may be sold, from time to time.
[2]	Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares.
[3]
(4)
Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $150,000,000.

[4]	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.
[5]	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $150,000,000.